Related party transactions - Directors' remuneration (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of transactions between related parties [line items]
Remuneration	$ 1,065	$ 409	$ 2,362	$ 558
Director
Disclosure of transactions between related parties [line items]
Short-term employee benefits	240	95	425	188
Share-based payments	62		135
Remuneration	302	95	560	188
Other Members of Key Managerial Personnel
Disclosure of transactions between related parties [line items]
Short-term employee benefits	383	218	874	394
Share-based payments	380		928
Remuneration	$ 763	$ 218	$ 1,802	$ 394